August 1, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Modern Capital Funds Trust, File Nos. 333-239559 and 811-23582

Ladies and Gentlemen:

On behalf of Modern Capital Tactical Income Fund (the “Fund”), a series of Modern Capital Funds Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, dated July 29, 2024 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Funds was filed electronically with the Securities and Exchange Commission July 29, 2024, accession number 0001398344-24-013256.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench